Trade and Other Receivables (Details) - Schedule of trade and other receivables - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Receivables Abstract
Trade receivables	$ 34,152	$ 100,758
Less: Allowance for doubtful accounts	(4,901)	(5,216)
Net trade receivables	29,251	95,542
Deferred receivables	5,038	5,554
Government grant receivable (Note 28)	2,457	17,626
Other receivables	4,502	3,976
Trade and other receivables	$ 41,248	$ 122,698